Consolidated Statements of Comprehensive Income - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Statement of comprehensive income [abstract]
Net profit	¥ 935,849	¥ 515,075	¥ 705,076
Remeasurements of defined benefit plans:
Gains (losses) arising during the period, before tax	7,417	33,081	327,681
Equity instruments at fair value through other comprehensive income:
Gains (losses) arising during the period, before tax	77,223	102,183	1,183,628
Own credit on financial liabilities designated at fair value through profit or loss:
Gains (losses) arising during the period, before tax	12,847	5,729	(4,981)
Share of other comprehensive income (loss) of associates and joint ventures	(245)	944	6,375
Income tax relating to items that will not be reclassified	(29,387)	(43,341)	(465,333)
Total items that will not be reclassified to profit or loss, net of tax	67,855	98,596	1,047,370
Debt instruments at fair value through other comprehensive income:
Gains (losses) arising during the period, before tax	(341,532)	(512,814)	(186,656)
Reclassification adjustments for (gains) losses included in net profit, before tax	94,803	113,334	(79,711)
Exchange differences on translating foreign operations:
Gains (losses) arising during the period, before tax	304,252	404,292	86,842
Reclassification adjustments for (gains) losses included in net profit, before tax	5,385	192	446
Share of other comprehensive income (loss) of associates and joint ventures	30,660	30,891	2,960
Income tax relating to items that may be reclassified	76,369	113,538	82,405
Total items that may be reclassified subsequently to profit or loss, net of tax	169,937	149,433	(93,714)
Other comprehensive income, net of tax	237,792	248,029	953,656
Total comprehensive income	1,173,641	763,104	1,658,732
Total comprehensive income attributable to:
Shareholders of Sumitomo Mitsui Financial Group, Inc.	1,149,318	746,012	1,640,700
Non-controlling interests	13,013	6,361	4,910
Other equity instruments holders	¥ 11,310	¥ 10,731	¥ 13,122